Expenses by nature	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Expenses by nature
20	Expenses by nature

	2018	2017	2016
Content providing	41,551	34,452	22,224
Operations personnel	11,477	10,979	9,176
Inventory reserves	7,252	4,481	4,533
Freight	7,687	4,087	2,656
Depreciation and amortization	5,869	3,161	464
Other	6,909	1,357	2,271

Cost of sales	80,745	58,517	41,324
Sales personnel	49,041	26,721	16,598
Depreciation and amortization	11,939	9,799	4,505
Sales & marketing	17,931	9,319	6,078
Customer support	17,274	8,173	4,054
Allowance for doubtful accounts	9,588	5,227	5,613
Real estate rentals	1,923	1,751	993
Other	5,574	4,324	2,476

Selling expenses	113,270	65,314	40,317
Corporate personnel	39,382	24,633	14,700
Third party services	14,269	7,814	5,160
Real estate rents	3,429	1,625	1,327
Travel expenses	2,891	2,034	615
Tax expenses	2,858	1,716	1,256
Software licenses	1,098	1,128	285
Royalties	—	—	473
Fines	—	—	2,390
Share-based compensation plan	60,297	1,890	2,043
Depreciation and amortization	1,786	1,328	788
Other	3,744	6,763	3,613

General and administrative expenses	129,754	48,931	32,650

Total	323,769	172,762	114,291